Commitments, Guarantees and Contingencies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contractual Commitments
Less than 1 year		$ 1,297,700
For 2-3 years		1,475,600
For 4-5 years		922,900
After 5 years		1,688,900
Total Contractual Commitments		5,385,100
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Revolving Credit Facilities		3,000,000
Disposal, Assessed Fees and Related Interest	[1]	268,600	$ 266,300
Letters of Credit [Member]
Maximum Future Payments for Letters of Credit Under Uncommitted Facilities [Abstract]
Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facility		103,500
Pollution Control Bonds Supported by Bilateral Letters of Credit [Abstract]
Variable Rate PCBs Supported		45,000
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Letters of Credit Limit		1,200,000
Uncommitted Facility		345,000
Guarantees of Third Party Obligations [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Guarantees of Mine Reclamation, Amount		115,000
Estimated Final Cost Mine Reclamation		76,000
Total Amount Collected through a Rider for Final Mine Closure and Reclamation Costs		72,000
Amount Collected through a Rider for Final Mine Closure - ARO Noncurrent		76,000
Amount Collected, Rider Mine Close Other Assets Noncurrent		4,000
Equity Method Investee [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Maximum Potential Amount of Future Payments Associated with Guarantee		75,000
Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[2]	1,067,600
For 2-3 years	[2]	1,019,500
For 4-5 years	[2]	544,900
After 5 years	[2]	221,600
Total Contractual Commitments	[2]	2,853,600
Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		230,100
For 2-3 years		456,100
For 4-5 years		378,000
After 5 years		1,467,300
Total Contractual Commitments		2,531,500
AEP Texas Inc. [Member] | Letters of Credit [Member]
Maximum Future Payments for Letters of Credit Under Uncommitted Facilities [Abstract]
Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facility		2,800
Appalachian Power Co [Member]
Contractual Commitments
Less than 1 year		405,100
For 2-3 years		436,700
For 4-5 years		238,100
After 5 years		355,800
Total Contractual Commitments		1,435,700
Appalachian Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[2]	369,100
For 2-3 years	[2]	364,400
For 4-5 years	[2]	165,200
After 5 years	[2]	900
Total Contractual Commitments	[2]	899,600
Appalachian Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		36,000
For 2-3 years		72,300
For 4-5 years		72,900
After 5 years		354,900
Total Contractual Commitments		536,100
Indiana Michigan Power Co [Member]
Contractual Commitments
Less than 1 year		362,300
For 2-3 years		525,300
For 4-5 years		464,500
After 5 years		519,000
Total Contractual Commitments		1,871,100
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Disposal, Assessed Fees and Related Interest	[1]	268,600	266,300
Indiana Michigan Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[2]	236,900
For 2-3 years	[2]	269,400
For 4-5 years	[2]	204,600
After 5 years	[2]	166,600
Total Contractual Commitments	[2]	877,500
Indiana Michigan Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		125,400
For 2-3 years		255,900
For 4-5 years		259,900
After 5 years		352,400
Total Contractual Commitments		993,600
Ohio Power Co [Member] | Letters of Credit [Member]
Maximum Future Payments for Letters of Credit Under Uncommitted Facilities [Abstract]
Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facility		600
Ohio Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		29,900
For 2-3 years		59,300
For 4-5 years		58,400
After 5 years		363,700
Total Contractual Commitments		511,300
Public Service Co Of Oklahoma [Member]
Contractual Commitments
Less than 1 year		137,400
For 2-3 years		253,200
For 4-5 years		158,300
After 5 years		236,800
Total Contractual Commitments		785,700
Public Service Co Of Oklahoma [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[2]	45,900
For 2-3 years	[2]	71,700
For 4-5 years	[2]	30,500
After 5 years	[2]	0
Total Contractual Commitments	[2]	148,100
Public Service Co Of Oklahoma [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		91,500
For 2-3 years		181,500
For 4-5 years		127,800
After 5 years		236,800
Total Contractual Commitments		637,600
Southwestern Electric Power Co [Member]
Contractual Commitments
Less than 1 year		144,700
For 2-3 years		153,100
For 4-5 years		108,800
After 5 years		151,000
Total Contractual Commitments		557,600
Southwestern Electric Power Co [Member] | Guarantees of Third Party Obligations [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Guarantees of Mine Reclamation, Amount		115,000
Estimated Final Cost Mine Reclamation		76,000
Total Amount Collected through a Rider for Final Mine Closure and Reclamation Costs		72,000
Amount Collected through a Rider for Final Mine Closure - ARO Noncurrent		76,000
Amount Collected, Rider Mine Close Other Assets Noncurrent		4,000
Southwestern Electric Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[2]	111,700
For 2-3 years	[2]	85,800
For 4-5 years	[2]	55,400
After 5 years	[2]	0
Total Contractual Commitments	[2]	252,900
Southwestern Electric Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		33,000
For 2-3 years		67,300
For 4-5 years		53,400
After 5 years		151,000
Total Contractual Commitments		304,700
Comprehensive Environmental Response Compensation and Liabilities Act and State Remediation [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Expense Recorded Due to Remediation Work Remaining Provision		100
Comprehensive Environmental Response Compensation and Liabilities Act and State Remediation [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Expense Recorded Due to Remediation Work Remaining Provision		100
Decommissioning and Low Level Waste Accumulation Disposal [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Cost of Decommissioning and Disposal of Radioactive Waste		1,600,000
Additional Ongoing Costs for Post Decommissioning Storage of SNF		5,000
Subsequent Decommissioning of the Spent Fuel Storage Facility		57,000
Amount Recovered in Rates for Decommissioning Costs		9,000	9,000	$ 9,000
Decommissioning Fund Investments, Fair Value		2,200,000	1,900,000
Decommissioning and Low Level Waste Accumulation Disposal [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Cost of Decommissioning and Disposal of Radioactive Waste		1,600,000
Additional Ongoing Costs for Post Decommissioning Storage of SNF		5,000
Subsequent Decommissioning of the Spent Fuel Storage Facility		57,000
Amount Recovered in Rates for Decommissioning Costs		9,000	9,000	9,000
Decommissioning Fund Investments, Fair Value		2,200,000	1,900,000
Nuclear Incident Liability [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Insurance Coverage for Property Damage, Decommissioning and Decontamination		3,000,000
Coverage for Property Damage, Decommissioning and Decontamination for a Nonnuclear Incident		1,500,000
Contingent Financial Obligation for Mutual Insurance		51,000
Insurance Protection for Public Liability Arising from a Nuclear Incident		13,400,000
Commercially Available Insurance		450,000
Remainder of the Liability Provided by a Deferred Premium Assessment		127,000
Deferred Premium Assessment Annual Payment		19,000
Assessed Amount per Nuclear Incident		255,000
Annual Installments		38,000
Commercially Available Insurance for Catastrophic Nature		450,000
Liability Coverage Under the Price-Anderson Act		13,000,000
Nuclear Incident Liability [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Insurance Coverage for Property Damage, Decommissioning and Decontamination		3,000,000
Coverage for Property Damage, Decommissioning and Decontamination for a Nonnuclear Incident		1,500,000
Contingent Financial Obligation for Mutual Insurance		51,000
Insurance Protection for Public Liability Arising from a Nuclear Incident		13,400,000
Commercially Available Insurance		450,000
Remainder of the Liability Provided by a Deferred Premium Assessment		127,000
Deferred Premium Assessment Annual Payment		19,000
Assessed Amount per Nuclear Incident		255,000
Annual Installments		38,000
Commercially Available Insurance for Catastrophic Nature		450,000
Liability Coverage Under the Price-Anderson Act		13,000,000
Spent Nuclear Fuel Disposal [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Disposal, Assessed Fees and Related Interest		269,000	266,000
Trust Fund Assets One Time Fee Obligation for Nuclear Fuel Disposition		312,000	311,000
Recovery of Spent Nuclear Fuel Storage Costs		22,000	6,000	13,000
Current Amount Recoverable from the Federal Government		11,000
Noncurrent Amount Recoverable from the Federal Government		5,000
Spent Nuclear Fuel Disposal [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Disposal, Assessed Fees and Related Interest		269,000	266,000
Trust Fund Assets One Time Fee Obligation for Nuclear Fuel Disposition		312,000	311,000
Recovery of Spent Nuclear Fuel Storage Costs		22,000	$ 6,000	$ 13,000
Current Amount Recoverable from the Federal Government		11,000
Noncurrent Amount Recoverable from the Federal Government		5,000
July 2019 [Member] | Letters of Credit [Member]
Pollution Control Bonds Supported by Bilateral Letters of Credit [Abstract]
Bilateral Letters of Credit		46,000
June 2021 [Member] | Letters of Credit [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Revolving Credit Facilities		3,000,000
October 2017 [Member] | Letters of Credit [Member]
Commitments, Guarantees and Contingencies (Textuals) [Abstract]
Uncommitted Facility		$ 100,000

[1]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).
[2]	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.